Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Changes in assumptions and experience gains and losses	Greater than 10%
Period of benefit obligation in current liabilities	Next twelve months
Sales	$ 40,827.0	$ 36,588.0
Unbilled accounts receivable	293.0	305.0
Accounts receivable	6,548.0	6,695.0
Deferred revenue	176.0	0.0
Deferred revenue recognized	0.0
Research and development costs	588.0	522.0
Tooling And Engineering [Member]
Significant Accounting Policies [Line Items]
Sales	824.6	669.5
Accounts receivable	$ 4,300.0	$ 5,000.0
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of finite-lived intangible assets	4 years
Contract with customer agreement termination period	5 years
Payment term Duration	30 days
Minimum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	2.50%
Minimum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	7.00%
Minimum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	10.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of finite-lived intangible assets	15 years
Contract with customer agreement termination period	7 years
Payment term Duration	90 days
Maximum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	5.00%
Maximum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	10.00%
Maximum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	33.00%